                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chesley, Taft & Associates, LLC
Address: 10 South LaSalle Street, Suite 3250
         Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Faris F. Chesley
Title: Manager
Phone: 312/873-1260

Signature, Place, and Date of Signing:


/s/ Faris F. Chesley              Chicago, Illinois           July 31, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:          176
Form 13F Information Table Value Total:       388406
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                           FORM 13F INFORMATION TABLE

FORM 13F
30-Jun-08

                                                                                                           Voting Authority
                                                            Value   Shares/  Sh/ Put/ Invstmt  Other   ------------------------
Name of Issuer                 Title of class    CUSIP     (x$1000) Prn Amt  Prn Call Dscretn Managers   Sole   Shared  None
------------------------------ -------------- ------------ -------- -------- --- ---- ------- -------- -------- ------ --------
3M Company                     COM            88579y101        4420    63521 SH       Sole                57915            5576
Abbott Labs                    COM            002824100        1205    22758 SH       Sole                14988            7770
ABN AMRO Capital Funding Trust PFD            00372Q201        1625    94700 SH       Sole                19100           75600
Accenture, Ltd.                COM            G1150G111        2178    53485 SH       Sole                50260            3225
Adobe Systems Inc.             COM            00724F101        2252    57178 SH       Sole                53475            3653
Agilent Technologies Inc.      COM            00846U101         202     5676 SH       Sole                 5676
Air Products & Chemicals, Inc. COM            009158106        2342    23690 SH       Sole                23420             250
Alcon Inc.                     COM            h01301102         358     2200 SH       Sole                 2200
Altera Corp                    COM            021441100         395    19078 SH       Sole                19078
American Express               COM            025816109         387    10261 SH       Sole                 9661             600
American International Group   COM            026874107         282    10653 SH       Sole                10653
American International Group 6 PFD            026874800         183    10000 SH       Sole                 5000            5000
American New Perspective Fund                 648018406         741 24111.64 SH       Sole             1578.422        22533.22
Amgen, Inc.                    COM            031162100         204     4335 SH       Sole                 4335
Amphenol Corporation           COM            032095101        5090   113410 SH       Sole               100910           12500
Anadarko Petroleum             COM            032511107         511     6824 SH       Sole                  924            5900
AON Corp                       COM            037389103         130     2840 SH       Sole                 2040             800
Apache Corp                    COM            037411105        1800    12950 SH       Sole                12050             900
Apple, Inc.                    COM            037833100        4612    27545 SH       Sole                25915            1600
Archer Daniels Midland         COM            039483102        5965   176750 SH       Sole                68334          108346
AT&T Inc. - (New)              COM            00206R102        6085   180604 SH       Sole                28517          152087
Autodesk, Inc.                 COM            052769106        1926    56952 SH       Sole                56352             600
Automatic Data Processing      COM            053015103         542    12930 SH       Sole                12130             750
Bank of America Corporation    COM            060505104         633    26538 SH       Sole                18497            8006
Bank of Hawaii Corporation     COM            062540109         355     7424 SH       Sole                                 7424
Barclay's Bank PLC Pfd 8.125%  PFD            06739h362         811    33000 SH       Sole                 6000           27000
Barclays Bank PLC Pfd. 6.625%  PFD            06739f390         915    46900 SH       Sole                25000           21900

Barclays Bank PLC Pfd. 7.75%   PFD            06739H511         931    41100 SH       Sole                11000           30100
Becton Dickinson & Company     COM            075887109         285     3500 SH       Sole                 3500
Bed Bath & Beyond, Inc.        COM            075896100         428    15225 SH       Sole                13650            1575
Berkshire Hathaway Inc. - Clas COM            084670108         242        2 SH       Sole                                    2
BP PLC ADR United Kingdom      COM            055622104        3867    55581 SH       Sole                24010           31571
Bristol Meyers Squibb Co       COM            110122108         712    34700 SH       Sole                23610           11090
Caterpillar Inc.               COM            149123101         391     5300 SH       Sole                 3400            1900
Central Fund Canada Cl A       ETF            153501101         231    17850 SH       Sole                                17850
Charter Communications         COM            16117M107          54    51300 SH       Sole                                51300
Chesapeake Energy Corporation  COM            165167107         208     3150 SH       Sole                 3150
Chevron Corp                   COM            166764100        5749    57993 SH       Sole                34371           23622
Cisco Systems                  COM            17275R102        8033   345358 SH       Sole               141763          203495
Citigroup Inc.                 COM            172967101         251    15000 SH       Sole                15000
Coca-Cola Co                   COM            191216100        1184    22780 SH       Sole                12970            9810
Cognizant Technology Solutions COM            192446102        4330   133200 SH       Sole               117190           15950
Colgate Palmolive Company      COM            194162103         311     4505 SH       Sole                 4505
Columbia Acorn Fund Z                         197199409         847 32095.04 SH       Sole             4116.907        27978.13
ConocoPhillips                 COM            20825c104         240     2543 SH       Sole                  950            1593
Costco Wholesale Corp.         COM            22160K105         245     3500 SH       Sole                  200            3300
Covance, Inc.                  COM            222816100        8018    93215 SH       Sole                31759           61426
Crane Co.                      COM            224399105         780    20250 SH       Sole                20250
CVS Caremark Corp              COM            126650100         226     5708 SH       Sole                 1700            4008
Danaher Corp                   COM            235851102        7504    97080 SH       Sole                38277           58773
Deere & Company                COM            244199105         274     3800 SH       Sole                 3400             400
Deutsche Bank Capital Funding  PFD            25153u204        1972    95600 SH       Sole                12800           82800
Devon Energy Corporation       COM            25179m103        6596    54890 SH       Sole                10767           44123
Dodge & Cox Stock Fund                        256219106         405 3634.129 SH       Sole             3070.486         563.643
Dominion Resources             COM            25746U109         300     6320 SH       Sole                 3900            2420
Duke Energy Corp               COM            26441C105         194    11170 SH       Sole                10170            1000
E I DuPont De Nemours & Co     COM            263534109        7786   181528 SH       Sole                78357          103121
Ecolab Inc.                    COM            278865100        8478   197210 SH       Sole                79664          117496
EMC Corporation                COM            268648102         346    23550 SH       Sole                16050            7500
Emerson Electric               COM            291011104        1405    28406 SH       Sole                24815            3591
Express Scripts Inc Cl A       COM            302182100       13062   208264 SH       Sole                76708          131506
Exxon Mobil Corp               COM            30231g102       14288   162124 SH       Sole                56132          105992
FedEx Corp                     COM            31428x106         987    12525 SH       Sole                11750             755
Fiserv Inc.                    COM            337738108         278     6137 SH       Sole                 6137

FPL Group Inc.                 COM            302571104         367     5600 SH       Sole                 3000            2600
Genentech Inc.                 COM            368710406         667     8790 SH       Sole                 6315            2450
General Electric Co.           COM            369604103        5564   208454 SH       Sole               166891           41563
General Mills Inc.             COM            370334104         695    11442 SH       Sole                11442
Genesis Lease Limited ADR      COM            37183T107         227    22000 SH       Sole                12500            9500
Genzyme Corp General           COM            372917104         561     7800 SH       Sole                 6150            1650
Goldman Sachs Group, Inc.      COM            38141G104        4046    23135 SH       Sole                19950            3175
Google Inc.                    COM            38259P508        8245    15663 SH       Sole                 6011            9637
Grainger WW Inc                COM            384802104         303     3700 SH       Sole                 2000            1700
Heinz H J Company              COM            423074103         594    12415 SH       Sole                10165            2250
Henderson Global Tech Fund-A                  425067105         561 39481.58 SH       Sole             8689.522        30792.06
Hess Corporation               COM            42809H107         590     4676 SH       Sole                 4676
Hewlett-Packard Company        COM            428236103        6386   144449 SH       Sole                12379          132070
Home Depot Inc.                COM            437076102         369    15775 SH       Sole                15300             475
Hormel Foods Corp              COM            440452100         242     7000 SH       Sole                                 7000
HSBC Holdings PLC 8.125%       PFD            404280703        1344    51600 SH       Sole                31600           20000
HSBC Holdings PLC Series A 6.2 PFD            404280604        1661    80700 SH       Sole                 8600           72100
Illinois Tool Works, Inc.      COM            452308109        3255    68502 SH       Sole                62352            6100
Ing Groep NV 6.375% Pfd.       PFD            456837608        1938   104100 SH       Sole                25300           78800
ING Groep NV 8.50%             PFD            456837806         237     9500 SH       Sole                 9000             500
Intel Corporation              COM            458140100         466    21708 SH       Sole                18308            3400
International Business Machine COM            459200101        3894    32855 SH       Sole                 8524           24331
Intuit Inc.                    COM            461202103         232     8400 SH       Sole                 8400
Intuititve Surgical, Inc.      COM            46120e602        1650     6125 SH       Sole                  698            5427
iPATH Dow Jones AIG Commodity  ETF            06738C778        1945    27200 SH       Sole                20425            6775
iShares iBoxx Inv Grade Corp B ETF            464287242         614     6058 SH       Sole                 4425            1633
iShares Lehman 1-3 Yr Credit B ETF            464288646         293     2875 SH       Sole                 2525             350
iShares Lehman Aggregate Bond  ETF            464287226        1615    16081 SH       Sole                11531            4450
iShares Lehman US Treasury INF ETF            464287176        1252    11610 SH       Sole                 8560            3050
iShares MSCI Canada Index Fund ETF            464286509         526    15850 SH       Sole                12800            3050
iShares MSCI Emerging Mkt      ETF            464287234        3286    24214 SH       Sole                11539           12675
iShares MSCI Japan Index Fund  ETF            464286848         211    16900 SH       Sole                 9900            7000
iShares Nasdaq Biotech Index   ETF            464287556        2958    38495 SH       Sole                34830            3625
iShares S&P 500 Index Fund     ETF            464287200         281     2192 SH       Sole                 2192
iShares S&P Smallcap 600 Index ETF            464287804        1511    25116 SH       Sole                20316            4800
iShares Trust MSCI EAFE Index  ETF            464287465       11865   172784 SH       Sole               109300           63484
iShares Trust S&P MidCap 400 I ETF            464287507        2843    34850 SH       Sole                31389            3461

Jacobs Engineering             COM            469814107        4613    57164 SH       Sole                52989            4175
Johnson & Johnson              COM            478160104       10527   163616 SH       Sole                89164           74422
Johnson Controls, Inc.         COM            478366107        3031   105684 SH       Sole                95474           10210
JPMorgan Chase & Co.           COM            46625h100        1577    45961 SH       Sole                33056           12855
Kimberly Clark Corporation     COM            494368103         604    10100 SH       Sole                 7200            2900
Kraft Foods Inc                COM            50075n104         748    26306 SH       Sole                22349            3957
L-3 Communications Holdings, I COM            502424104        1172    12895 SH       Sole                12020             875
Laboratory Corp                COM            50540R409        4717    67750 SH       Sole                 1292           66458
Linear Technology Corp         COM            535678106         302     9280 SH       Sole                 9280
Lowes Companies Inc.           COM            548661107         859    41400 SH       Sole                36550            4850
McDonalds Corporation          COM            580135101        1413    25127 SH       Sole                24654             473
Medtronic Inc.                 COM            585055106        2070    40000 SH       Sole                35150            4800
Merck & Co., Inc.              COM            589331107         653    17337 SH       Sole                17337
Metropolitan Life Insurance Co COM            59156r108        5819   110280 SH       Sole                21620           88660
Microsoft Corporation          COM            594918104        2702    98201 SH       Sole                56638           41563
Midcap SPDR Trust Series 1     ETF            595635103         407     2734 SH       Sole                 2334             400
National Fuel Gas Co           COM            636180101         773    13000 SH       Sole                                13000
Nestle SA-Sponsored ADR        COM            641069406         238     2100 SH       Sole                                 2100
Northern Trust Company         COM            665859104        2481    36177 SH       Sole                28452            7725
Novartis AG ADR                COM            66987v109        1093    19855 SH       Sole                16505            3350
O.T. Mining Corporation        COM            671061109          36    30000 SH       Sole                                30000
Occidental Petroleum Corp      COM            674599105        4901    54545 SH       Sole                 1277           53268
Omnicom Group                  COM            681919106        1652    36800 SH       Sole                31070            5730
Oracle Corp                    COM            68389X105        1750    83325 SH       Sole                72250           11075
Pepsico Inc.                   COM            713448108        7379   116040 SH       Sole                36505           79535
Pfizer, Inc                    COM            717081103        2796   160029 SH       Sole               129984           30045
Pharmaceutical Product Develop COM            717124101         590    13750 SH       Sole                12150            1600
Philip Morris International, I COM            718172109        4870    98606 SH       Sole                 8196           90310
Plains All Amer Pipeline L.P.                 726503105         451    10000 SH       Sole                10000
Praxair Inc.                   COM            74005P104         447     4745 SH       Sole                 4645             100
PrivateBancorp, Inc.           COM            742962103         539    17743 SH       Sole                15643            2100
Procter & Gamble Company       COM            742718109       12252   201486 SH       Sole                97555          103896
Qualcomm Inc.                  COM            747525103       11052   249095 SH       Sole                96505          152450
Raytheon Co                    COM            755111507         394     7002 SH       Sole                 7002
Regeneron Pharmaceuticals, Inc COM            75886f107         261    18100 SH       Sole                                18100
Royal Bk Scotland Group Plc 6. PFD            780097796         784    43800 SH       Sole                10800           33000
Royal Bk Scotland Group PLC 7. PFD            780097713        1149    56200 SH       Sole                20000           36200

Royal Bk Scotland Grp PLC 6.60 PFD            780097739        1333    71600 SH       Sole                 8600           63000
Royal Dutch Shell PLC ADR CL A COM            780259206         972    11896 SH       Sole                 5796            6100
Sara Lee Corp                  COM            803111103         404    32981 SH       Sole                15911           17070
Schlumberger Ltd               COM            806857108        2992    27850 SH       Sole                25450            2400
Schwab Value Advantage Money F                808515605         474 474489.9 SH       Sole                             474489.9
Sinofert Holdings Ltd.(Hong Ko COM            B0CJMD1            40    52000 SH       Sole                                52000
SPDR Trust, Series 1           ETF            78462f103        2103    16435 SH       Sole                12675            3760
Sprint Nextel Corporation      COM            852061100         105    11038 SH       Sole                 4125            6913
SRA International, Inc.        COM            78464R105         299    13300 SH       Sole                 9600            3700
St. Jude Medical               COM            790849103        5593   136805 SH       Sole                35814          100991
Starbucks Corp                 COM            855244109        2236   142066 SH       Sole               130036           11960
State Street Corporation       COM            857477103         292     4570 SH       Sole                 4570
Stericycle Inc.                COM            858912108        3929    76005 SH       Sole                70195            5750
Stryker Corporation            COM            863667101        5403    85920 SH       Sole                17600           68220
Sysco Corp                     COM            871829107        2980   108335 SH       Sole                75118           33217
T Rowe & Associates            COM            74144T108        1851    32780 SH       Sole                29730            3050
Target Corporation             COM            87612e106        1453    31255 SH       Sole                25850            5405
Teva Pharmaceutical Industries COM            881624209        1933    42200 SH       Sole                33725            8475
Texas Instruments Inc.         COM            882508104        1599    56775 SH       Sole                43525           13250
Thermo Fisher Scientific, Inc. COM            883556102       11617   208450 SH       Sole                59244          149206
Transocean Inc. New            COM            G90073100        2884    18924 SH       Sole                17805            1099
United Technologies Corp       COM            913017109         457     7410 SH       Sole                 3710            3700
UnitedHealth Group, Inc.       COM            91324p102         324    12325 SH       Sole                 9475            2850
UTi Worldwide, Inc.            COM            G87210103         481    24100 SH       Sole                22475            1625
Vanguard FTSE All-World Ex-US  ETF            922042775        1490    28085 SH       Sole                24985            3100
Vanguard Total Bond Market Fun ETF            921937835         341     4470 SH       Sole                 4470
Vanguard Total Stock Market In                922908306         249 7976.449 SH       Sole             7976.449
Verizon Communications         COM            92343V104        4707   132979 SH       Sole                11543          121436
Videorec Technologies-Private  COM            926990656           0    18438 SH       Sole                                18438
Wal Mart Stores, Inc.          COM            931142103         444     7900 SH       Sole                 7600             300
Walgreen Co                    COM            931422109        5028   154667 SH       Sole                81370           73257
Walt Disney Productions        COM            254687106         293     9402 SH       Sole                 2502            6900
Waste Management Inc           COM            94106L109         275     7288 SH       Sole                                 7288
Wells Fargo & Co.-New          COM            949746101        3156   132880 SH       Sole               116170           16650
Wells Fargo IX-5.625%          PFD            94979P203         371    19100 SH       Sole                13100            6000
William Wrigley Jr Co          COM            982526105         365     4698 SH       Sole                                 4698
Wyeth                          COM            983024100         914    19061 SH       Sole                19061
Zimmer Holdings, Inc.          COM            98956P102        1030    15140 SH       Sole                12390            2750
REPORT SUMMARY                 176            DATA RECORDS   388406          0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED